Commitments (Details Narrative)	3 Months Ended		9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 ft²	Mar. 31, 2019 ft²
Lessee, Lease, Description [Line Items]
Payments for rent			$ 28,535	$ 30,653
Royalty expense	$ 7,132	$ 3,363	$ 15,540	$ 19,716
Facility In Vancouver Canada [Member]
Lessee, Lease, Description [Line Items]
Operating lease, area of property | ft²					190	1,459